General Information - Schedule of Major Shareholders and their Respective Percentage of Ownership (Details)	Dec. 31, 2019 shares
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of shares	6,948,900
Ownership percentage	100.00%
GungHo Online Entertainment, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of shares	4,121,737
Ownership percentage	59.31%
Others
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of shares	2,827,163
Ownership percentage	40.69%